Document and Entity Information (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jan. 31, 2012
Document Document And Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Dec. 31, 2011
Entity Registrant Name	CIGNA Corporation
Entity Central Index Key	0000701221
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Trading Symbol	CI
Entity Common Stock Shares Outstanding		286,517,042
Amendment Flag	false
Entity Current Reporting Status	Yes
Entity Well Known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Public Float	$ 11,992
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY